Trade Payables and Other Current Liabilities - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Oct. 30, 2020
Trade Payable And Other Current Liabilities [Line Items]
Increase in trade accounts payable	€ 4.8
Studies fees	41.1	€ 31.2
Increase in studies fees	9.8	€ 24.2
Decrease in other current liabilities	1.3
Decrease in other miscellaneous liabilities	3.0
Increase in VAT payable	1.2
Provision For French Research Tax Credit elated To Tax Audit For Years Ended 2013 2014 And 2015 [Member]
Trade Payable And Other Current Liabilities [Line Items]
Payroll taxes payable	€ 1.6
Provision For Tax Audit For The Years Ended December 31, 2016 And December 31, 2017 [Member]
Trade Payable And Other Current Liabilities [Line Items]
Payroll taxes payable			€ 1.2